CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	$ 1,352	$ 171
Intangible assets	266	76
Goodwill	1,501
Long-term deferred platform commission fees	116,533	89,587
Right-of-use assets	2,050	1,044
Deferred tax asset	25
Other non-current assets	107
Total non-current assets	121,834	90,878
Current assets
Trade and other receivables	45,087	32,974
Loans receivable	123	8
Cash and cash equivalents	142,802	84,557
Prepaid tax	3,137	3,137
Total current assets	191,149	120,676
Total assets	312,983	211,554
Equity
Issued capital		27
Other reserves	166,405	12,084
Accumulated deficit	(327,497)	(114,019)
Equity attributable to equity holders of the Company	(161,092)	(101,908)
Non-controlling interest	44
Total equity	(161,048)	(101,908)
Non-current liabilities
Lease liabilities - non-current	1,103	818
Long-term deferred revenue	128,074	79,220
Share warrant obligations	22,029
Total non-current liabilities	151,206	80,038
Current liabilities
Short-term loans		49
Lease liabilities - current	831	293
Trade and other payables	26,573	17,214
Tax liability	814	306
Deferred revenue	294,607	215,562
Total current liabilities	322,825	233,424
Total liabilities	474,031	313,462
Total liabilities and shareholders' equity	$ 312,983	$ 211,554